Other current assets (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other current assets

	2026	2025
	$	$

Restricted cash and restricted deposits	1,530	1,364
Prepaid expenses and deposits	23,830	29,414
Commission asset	19,171	18,010
Contract asset and other	26,049	16,908

Total other current assets	70,580	65,696